Earnings per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income	$ 12,746	$ 49,844	$ 119,063
Dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income attributable to common stockholders	$ 6,977	$ 44,075	$ 113,294
Weighted average number of common shares, basic	115,956,249	100,166,629	80,061,040
Earnings per share, basic	$ 0.06	$ 0.44	$ 1.42
Gain on warrants	$ (719)	$ (1,583)	$ 0
Adjusted net income attributable to common stockholders	$ 6,258	$ 42,492	$ 113,294
Incremental shares	2,698,994	1,710,513	3,257,861
Weighted average number of common shares, diluted	118,655,243	101,877,142	83,318,901
Earnings per share, diluted	$ 0.05	$ 0.42	$ 1.36